Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Note 12 - Goodwill

The movement of the goodwill for the years ended December 31, 2018 2017 and 2016 is as follows:

Balance as of January 1, 2016	$-
Acquisition of Boca	36,504
Balance as of December 31, 2016	36,504
Acquisition of GCL	248
Impairment of goodwill in relation to Boca	(5,618)
Balance as of December 31, 2017	31,134
Impairment of goodwill in relation to Boca	(10,330)
Balance as of December 31, 2018	$20,804

The Company performed goodwill impairment test at the reporting unit level on an annual basis and between annual tests when an event occurs or circumstances change indicating the asset might be impaired. As of December 31, 2018, the Company performed testing on reporting units comprise of the green energy products and services, the Virtual Reality (“VR”) technologies products and services, and the money lending services.

The Company first assessed qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For those reporting units where it is determined that it is more likely than not that their fair values are less than the units’ carrying amounts, the Company will perform the first step of a two-step quantitative goodwill impairment test. After performing the assessment, if the carrying amounts of the reporting units are higher than their fair values, the Company will perform the second step of the two-step quantitative goodwill impairment test.

In 2017, the Company performed qualitative assessments for all reporting units. Based on the requirements of ASC 350-20-35-3C through ASC 350-20-35-3G, the Company evaluated all relevant factors, weighed all factors in their totality. As the financial performance of the green energy products and services reporting unit and the VR technologies products and services reporting unit were below original expectations, fair value of these reporting units were indicated to be lower than its carrying value. For these reporting units, where it was determined that it was more likely than not that its fair value was less than the units’ carrying amount after performing the qualitative assessment, as a result, the Company performed the two-step quantitative goodwill impairment test for these two reporting units.

For the two-step goodwill impairment test, the Company estimated the fair value with either income approach or asset approach for specific reporting unit components. With the income approach, the Company estimates the fair value of the reporting units using discounted cash flows. Forecasts of future cash flows are based on the best estimate of future net sales and operating expenses, based primarily on expected expansion, pricing, market share, and general economic conditions. Certain estimates of discounted cash flows involve businesses with limited financial history and developing revenue models. Changes in these forecasts could significantly change the amount of impairment recorded, if any. Asset based approach is used in evaluating the fair value of some specific components which is deemed as the most prudent approach due to the unpredictability of future cash flows.

The result of step one impairment test for the green energy products and services reporting unit failed, with its determined fair value lower than the book value. The Company performed step two impairment test, applying the income approach, resulting an impairment loss of goodwill of $10.33 million being recorded for the year ended December 31, 2018, and $5.62 million being recorded for the year ended December 31, 2017, from continuing operations.

The result of step one impairment test for the VR technologies products and services reporting unit failed, with its determined fair value lower than the book value. The result of step two impairment test, applying the income approach, resulting an impairment loss of $5.50 million was recorded for the year ended December 31, 2018.

The result of step one impairment test for the VR technologies products and services reporting unit failed, with its determined fair value lower than the book value. The result of step two impairment test, applying the income approach, resulting an impairment loss of goodwill of $6.01 million being recorded for the year ended December 31, 2018, and an impairment loss of
 $
1.39
million was recorded for the year ended December 31, 2017, from discontinued operations.

As of December 31, 2018, the Company was negotiating with a potential buyer on the terms of disposal of CSL. Accordingly, the assets and liabilities of CSL were recognized as “assets held for sale” and “liabilities held for sale,” respectively. As of December 31, 2018 and 2017, goodwill in the amount of $12,831 and $18,843 million, respectively, was reclassified to “assets held for sale.”

The Company completed the acquisition of the money lending reporting unit on December 22, 2017. The Company believes that there was no impairment of the money lending reporting unit for the years ended December 31, 2018 and 2017.